Liability in Respect of Warrants (Details) - Schedule of the Movement in Warrant Liability - Warrant Liability [Member] $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Product Warranty Liability [Line Items]
Balance as at January 1, 2024	$ 1,412
Revaluation of liability in respect to warrants	283
Reclassification of warrants into equity	(1,695)
Balance as at June 30, 2024